OTHER (INCOME) EXPENSES - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
New agreement with workers union at San Jose
OTHER (INCOME) EXPENSES
Other expenses	$ 2.8
Stand-by and maintenance costs at San Jose
OTHER (INCOME) EXPENSES
Other expenses	1.5
Severance provisions for anticipated San Jose mine closure
OTHER (INCOME) EXPENSES
Other expenses	6.4
Penalty provision for customs dispute at Seguela
OTHER (INCOME) EXPENSES
Other expenses	1.4
Stand-by and maintenance costs at Yaramoko
OTHER (INCOME) EXPENSES
Other expenses	2.0
Administrative penalties at Yaramoko
OTHER (INCOME) EXPENSES
Other expenses	$ 3.7